Investments in affiliated companies	12 Months Ended
Mar. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in affiliated companies
5.	Investments in affiliated companies
The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:
Balance Sheets

	Yen in millions
	March 31
	2019	2020
Current assets	355,320	389,195
Noncurrent assets	608,626	164,852
Current liabilities	188,905	194,219
Noncurrent liabilities and noncontrolling interests	584,714	60,469
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Net revenues	468,933	390,457	387,678
Operating income	56,729	53,920	58,431
Net income attributable to controlling interests	27,301	5,539	34,916
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

On November 14, 2018, Sony Corporation of America, Sony’s wholly-owned subsidiary, completed the acquisition of the entirety of the approximately 60% equity interest held by the investor consortium led by the Mubadala Investment Company in DH Publishing, L.P. (“EMI”), which owned and managed EMI Music Publishing. As a result of this acquisition, EMI became a wholly-owned subsidiary of Sony as described in Note 25.
The carrying value of Sony’s investment in M3, Inc. (“M3”)

exceeded its proportionate share in the underlying net assets of M3 by 56,140 million yen at March 31, 2020. The excess is substantially attributable to the remeasurement to fair value of the remaining shares of M3, and allocated to identifiable tangible and intangible assets. The intang ible assets relate primarily to M3’s medical
web-portal.
The unassigned residual value of the excess is recognized as goodwill as a component of the investment balance. The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.
With the exception of M3 as described above, there was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2019 and 2020.
On December 19, 2019, SRE Holdings Corporation (“SRE”), Sony’s consolidated subsidiary, became a publicly listed company on the Tokyo Stock Exchange Mothers market (the “Listing”). Upon the Listing, Sony sold a portion of its shares of SRE, and shares issued by SRE were publicly offered (collectively, the “Sale”). Sony’s ownership of SRE’s total shares, which was 56.3% before the Sale, has decreased to 44.5% after the Sale. As a result, SRE has become an affiliate accounted for under the equity method of Sony. In connection with the Sale, Sony recorded a gain of 17,266 million yen, which consisted of both a remeasurement gain based on fair value for the shares Sony continues to hold after the Sale, and a realized gain for the sold shares, in other operating (income) loss, net in the consolidated statements of income for the fiscal year ended March 31, 2020.
On January 29, 2020, Sony Life Insurance Co., Ltd.(“Sony Life”), Sony’s consolidated subsidiary, completed the acquisition of the entirety of 50% equity interest held by AEGON International B.V. in AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. (collectively, the “JVs”). As a result of this acquisition, the JVs became consolidated subsidiaries of Sony as described in Note 25. AEGON Sony Life Insurance Co., Ltd. has changed its name to “Sony Life With Insurance Co., Ltd.,”
as of

April 1, 2020.

Several affiliated companies are listed on the Tokyo Stock Exchange and Sony’s investments in these companies have an aggregate carrying value and fair value of 141,508 million yen and 756,073 million yen, respectively, as of March 31, 2020.
The number of affiliated companies accounted for under the equity method as of March 31, 2019 and 2020 were 133 and 140, respectively.
Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2019	2020
Accounts receivable, trade	12,404	12,030
Other receivables	134	1,589
Other current assets	33	9,757
Accounts payable, trade	1,087	1,497
Short-term borrowings	29,744	31,557
Finance lease liabilities and other*	20,265	34,564
Operating lease liabilities	—	2,393

*	Finance lease liabilities and other were represented as Capital lease obligations as of the fiscal year ended March 31, 2019.

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Sales	45,415	41,437	35,951
Purchases	3,180	5,584	3,479

Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFI Leasing Company, Limited (“SFIL”), a leasing company in Japan, in the fiscal years ended March 31, 2018 and 2019. SFIL is accounted for under the equity method and is 34% owned by Sony.
MITSUI-SOKO Supply Chain Solutions, Inc. is accounted for under the equity method and is 34% owned by Sony as a result of the sale of the logistics business on April 1, 2015. As of the fiscal years ended March 31, 2019 and 2020, account balances with MITSUI-SOKO Supply Chain Solutions, Inc. and its subsidiaries were 3,435 million yen and 1,181 million yen, respectively, which are mainly included in accrued expenses. For the fiscal years ended March 31, 2019 and 2020, transactions were 10,606 million yen and 6,069 million yen, respectively, which are mainly included in general and administrative expenses.
Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2018, 2019 and 2020 were 5,613 million yen, 4,948 million yen and 4,523 million yen, respectively.